Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY NEW YORK MUNICIPAL TRUST
Prospectus Date	rr_ProspectusDate	Apr. 01, 2015
Document Creation Date	dei_DocumentCreationDate	Mar. 31, 2015